Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2019
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
CIK	dei_EntityCentralIndexKey	0000714287
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 22, 2019
Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2019
Prospectus Date	rr_ProspectusDate	Dec. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A